As filed with the Securities and Exchange Commission on October 28, 2010
1933 Act Registration No. 333-141758
1940 Act Registration No. 811-08441

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 11 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 153 /X/

Lincoln Life & Annuity Variable Annuity Account H
(Exact Name of Registrant)

American Legacy III C Share

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to: Ronald R. Bessette, Esquire

The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on November 15, 2010, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ______________ pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy III, American Legacy III B Class
American Legacy III C Share, American Legacy III View
American Legacy Design, American Legacy Shareholder’s Advantage
American Legacy Shareholder’s Advantage A Class

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM, Lincoln ChoicePlusSM Access
Lincoln ChoicePlusSM II, Lincoln ChoicePlusSM II Access, Lincoln ChoicePlusSM II Advance
Lincoln ChoicePlusSM Assurance (A Share), Lincoln ChoicePlusSM Assurance (A Class)
Lincoln ChoicePlusSM Assurance (B Share), Lincoln ChoicePlusSM Assurance (B Class)
Lincoln ChoicePlusSM Assurance (C Share),  Lincoln ChoicePlusSM Assurance (L Share)
Lincoln ChoicePlusSM Design

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines a change to the Lincoln Lifetime IncomeSM Advantage 2.0 rider discussion that was provided in a prospectus supplement dated September 13, 2010. This change is effective for all contractowners beginning November 15, 2010. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Beginning November 15, 2010, contractowners who have declined an automatic step-up under the Lincoln Lifetime IncomeSM Advantage 2.0 rider will continue to receive a 5% Enhancement during the first five rider years. This change results in the following revisions to the September 13, 2010 supplement:

Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge. The following paragraph replaces in its entirety the third paragraph in the Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge section of the prospectus supplement:

The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up. By opting out of an Automatic Annual Step-up you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the charge could increase to the then current charge on 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0. The following paragraph replaces in its entirety the sixth paragraph of The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 section of the prospectus supplement:

If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the charge could increase to the then current charge on any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year.  In order to be eligible to receive further 5% Enhancements the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) must still be living and be under age 86.

The following paragraph replaces in its entirety the fourth paragraph of The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 – Automatic Annual Step-ups of the Income Base section of the prospectus supplement:

If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the charge could increase to the then current charge on any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. You may not opt-out of the Automatic Annual Step-up if an additional purchase payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Please refer to the September 13, 2010 supplement for complete details of the Lincoln Lifetime IncomeSM Advantage 2.0 rider.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account H

American Legacy III, American Legacy III (B Class)
American Legacy III C Share,  American Legacy III Plus
American Legacy III View, American Legacy Design
American Legacy Shareholder’s Advantage
American Legacy Shareholder’s Advantage (A Class)

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines changes to the investment options and tax provisions of your American Legacy individual annuity contract that will be effective November 15, 2010. All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Fund Additions: Effective November 15, 2010, the following funds will be available as new investment options:

•	LVIP American Balanced Allocation Fund (Service Class)
•	LVIP American Growth Allocation Fund (Service Class)
•	LVIP American Income Allocation Fund (Service Class)

The following table shows the estimated expenses of each fund (as a percentage of each fund’s average net assets):

	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP American Balanced Allocation Fund (Service Class) 1, 2	0.25%	0.35%	0.06%	0.44%	1.10%	-0.05%	1.05%
LVIP American Growth Allocation Fund (Service Class) 1, 2	0.25	0.35	0.06	0.45	1.11	-0.05	1.06
LVIP American Income Allocation Fund (Service Class) 1,3	0.25	0.35	0.23	0.42	1.25	-0.18	1.07
1Other expenses are based on estimated amounts for the current fiscal year.
2Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expense (excluding underlying fund fees and expenses) exceeds 0.65% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2012.

The following fund descriptions are added to the Investments of the Variable Account – Description of the Funds section of your prospectus.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation

•	LVIP American Balanced Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP American Growth Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP American Income Allocation Fund: Current income with growth of capital; a fund of funds.

For additional information about these funds, please refer to the funds’ prospectuses included in this mailing.

Asset Allocation Models:  The following asset allocation models will be unavailable for contracts issued on or after November 15, 2010: American Legacy Fundamental Growth Model, American Legacy Equity Growth Model, American Legacy Fundamental Balanced Model and American Legacy Fundamental Income Model. If your contract was purchased prior to November 15, 2010, you will continue to have access to the asset allocation models that were available on the day you bought your contract.

Investment Requirements:  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements.

The following changes are applicable to Investment Requirements As of January 20, 2009:

The following discussion replaces the final two paragraphs of the Investment Requirements As of January 20, 2009 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The fixed account is only available for dollar cost averaging.

•	Asset Allocation Fund
•	Bond Fund
•	Global Bond Fund
•	U.S. Government/AAA-Rated Securities Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. At this time, 100% of the contract value can be allocated to one of the following models: American Legacy Fundamental Equity Growth Model, American Legacy Fundamental Balanced Model, or American Legacy Fundamental Income Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above. These models will not be available for contracts purchased on or after November 15, 2010.

Federal Tax Matters. The following paragraph is added as a new sub-section to the Federal Tax Matters – Nonqualified Annuities section of your prospectus, and inserted immediately following the sub-section titled Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts:

Unearned Income Medicare Contribution. Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010.  This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold.  Unearned income includes the taxable portion of distributions that you take from your annuity contract.  The tax is effective for tax years after December 31, 2012.  Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy III, American Legacy III C Share
American Legacy III View, American Legacy III Plus

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010

This supplement outlines changes to your variable annuity contract for contracts purchased on or after November 15, 2010.  This supplement is for informational purposes and requires no action on your part.

Expense Table – Annual Account Fee.  The annual account fee and corresponding footnote outlined on the expense table is replaced with the following:

Annual Account Fee: $35*
*The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. For contracts purchased between September 10, 2007 and November 15, 2010, the annual account fee is $50. For contracts purchased prior to September 10, 2007, the annual account fee is $30. For all contracts purchased prior to November 15, 2010, the account fee will be waived if your contract value is $50,000 or more at the end of any particular contract year.This account fee may be less in some states and will be waived after the fifteenth contract year.

Charges and Other Deductions – Account Fee. The following paragraph replaces the Account Fee paragraph in the Charges and Other Deductions section of your prospectus:

During the accumulation period, we will deduct $35 ($50 for contracts purchased between September 10, 2007 and November 15, 2010; $30 for contracts purchased prior to September 10, 2007) from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the contract value upon surrender. This fee will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 ($50,000 for all contracts purchased prior to November 15, 2010) on the contract anniversary.

The Contracts – Purchase Payments. The minimum initial purchase payment will be changed for contracts purchased on or after November 15, 2010. The sentence below replaces first sentence of the third paragraph on Page 1, and the second sentence of the first paragraph under the heading “Purchase Payments” in The Contracts section of your prospectus.

The minimum initial purchase payment for the contract is $10,000 ($25,000 for contracts purchased prior to November 15, 2010).

All other provisions outlined in your prospectus remain unchanged. Please refer to your prospectus for additional information.

Please retain this Supplement for future reference.

PART A

The prospectus for the American Legacy III C Share variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

Supplement to the prospectus for the American Legacy III C Share variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-141758) filed on August 26, 2010 and to the definitive 497 filing filed on September 13, 2010.

PART B

The Statement of Additional Information for the American Legacy III C Share variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

Lincoln Life & Annuity Variable Annuity Account H

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

Statement of Assets and Liabilities - December 31, 2009
Statement of Operations - Year ended December 31, 2009
Statements of Changes in Net Assets - Years ended December 31, 2009 and 2008
Notes to Financial Statements - December 31, 2009
Report of Independent Registered Public Accounting Firm

3. Part B

The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

Balance Sheets - Years ended December 31, 2009 and 2008
Statements of Income - Years ended December 31, 2009, 2008, and 2007
Statements of Shareholder’s Equity - Years ended December 31, 2009, 2008, and 2007
Statements of Cash Flows - Years ended December 31, 2009, 2008, and 2007
Notes to Financial Statements - December 31, 2009
Report of Independent Registered Public Accounting Firm

(b)	List of Exhibits

(1)
Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

	(2)	Not Applicable.

	(3)	(a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-38270) filed on April 16, 2004.

(b)
Principal Underwriting Agreement dated May 1, 2007 between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

	(4)	(a) Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-38270) filed on April 19, 2001.

		(b)	IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 38270) filed on April 15, 2003.

		(c)	IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 38270) filed on April 15, 2003.

		(d)	Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 38270) filed on April 15, 2003.

		(e)	Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

(f)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

(g)	Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 38270) filed on April 15, 2003.

(h)	Variable Annuity Rider (32793B-NY) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 38270) filed on September 22, 2003.

(i)	Variable Annuity Contract (30070B NYC 5/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-38270) filed on April 16, 2004.

(j)	Contract Specifications (CD NYAL3C 5/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-38270) filed on April 16, 2004.

(k)	Form of Variable Annuity Rider (32793HWM-B-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-93875) filed on December 10, 2004.

(l)	Form of Contract Specifications Page for Account Value Death Benefit (CDNYAL3C 6/05) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-38270) filed on April 22, 2005.

(m)	Form of Variable Annuity Income Rider (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-38270) filed on April 22, 2005.

(n)	Form of Variable Annuity Income Rider (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-38270) filed on April 22, 2005.

(o)	Form of Contract Benefit Data Page for GIB (CBNY-AL3C-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-38270) filed on April 22, 2005.

(p)	Form of Contract Benefit Data Page for GIB (CBNY-AL3C-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-38270) filed on April 22, 2005.

(q)	Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(r)	Form of Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(s)	Form of Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(t)	Form of Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(u)	Form of Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(v)	Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(w)	Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(x)	Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(y)	Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

(z)	Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(aa)	Variable Annuity Payment Option Rider (1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(bb)	Variable Annuity Payment Option Rider (1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(cc)	Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-38270) filed on November 7, 2006.

(dd)	Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(ee)	Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(ff)	Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(gg)	Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(hh)	Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(ii)	Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(jj)	Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

(kk)	Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

(ll) Variable Annuity Guaranteed Income Benefit Rider (LINC 2.0) (AR-529 8-10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(mm) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8-10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(nn) Contract Benefit Data (CBD 8-10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(oo) Variable Annuity Payment Option Rider (I4LA-NQ 8-10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(pp) Variable Annuity Payment Option Rider (I4LA-Q 8-10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(5)	Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333- 141758) filed on April 7, 2010.

(6)
Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.

(7)
(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(b)
Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados), Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(8)
(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lin- coln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by refer- ence to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b)
Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(c) Rule 22c-2 Agreement with American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9)
Opinion and Consent of Mary Jo Ardington, Senior Counsel of Lincoln Life & Annuity Company of New York as to the legality of securities being issued incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141758) filed on April 2, 2007.

(10)	(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b)
Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(11)	Not Applicable

(12)	Not Applicable

(13)	Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post- Effective Amendment No. 11 (File No. 333-145531) filed on August 26, 2010.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York’s executive officers.

Name	Positions and Offices with Depositor

Charles C. Cornelio*****	Executive Vice President, Chief Administrative Officer and Director
Frederick J. Crawford***	Executive Vice President, Chief Financial Officer and Director
Robert W. Dineen***	Director
C. Phillip Elam, II*****	Senior Vice President and Chief Investment Officer
Dennis R. Glass***	President and Director
George W. Henderson, III	Director
Granville Capital
300 N. Greene Street
Greensboro, NC 27401
Mark E. Konen*****	Senior Vice President and Director
M. Leanne Lachman	Director
870 United Nations, Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia	Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 S. Crouse Ave.
Syracuse, NY 13244
Patrick S. Pittard	Director
20 Cates Ridge
Atlanta, GA 30327
Larry A. Samplatsky****	Vice President and Chief Compliance Officer
Robert O. Sheppard*	Second Vice President, General Counsel and Secretary
Rise’ C.M. Taylor**	Vice President and Treasurer

*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
***Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
****Principal business address is 350 Church Street, Hartford, CT 06103
*****Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of July 31, 2010 there were 8,233 contract owners under Account H.

Item 28. Indemnification

(a)	Brief description of indemnification provisions.

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnifi- cation in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Anant Bhalla*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Director
Thomas P. O’Neill*	Vice President and Director
Linda E. Woodward***	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d)
Lincoln New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln New York.

(e)
Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 28th day of October, 2010.

Lincoln Life & Annuity Variable Annuity Account H (Registrant)
American Legacy III C Share

By: LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By: /s/Delson R. Campbell
Delson R. Campbell
Assistant Vice President, Lincoln Life & Annuity Company of New York
(Title)

/s/Brian A. Kroll
Brian A. Kroll
Assistant Vice President, Lincoln Life & Annuity Company of New York
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on October 28, 2010.
Signature	Title
*	President
Dennis R. Glass	(Principal Executive Officer)
*	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford	(Principal Financial Officer)
*	Executive Vice President, Chief Administrative Officer and Direc-
Charles C. Cornelio	tor
*	Senior Vice President and Chief Investment Officer
C. Phillip Elam II
*	Director
Robert W. Dineen
*	Director
George W. Henderson, III
*	Director
Mark E. Konen
*	Director
M. Leanne Lachman
*	Director
Louis G. Marcoccia
*	Director
Patrick S. Pittard
*By:/s/Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell

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